Investment in subsidiaries (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Schedule of investments in subsidiaries

The principal operating undertakings in which the Group’s interest at December 31, 2024 is 20% or more are as follows:

No.	Subsidiaries	Incorporated	% Owned	Purpose
1	VivoPower International Services Limited	Jersey	100%	Operating company
2	VivoPower USA, LLC	United States	100%	Holding company
3	VivoPower US-NC-31, LLC	United States	100%	Dormant
4	VivoPower US-NC-47, LLC	United States	100%	Dormant
5	VivoPower (USA) Development, LLC	United States	100%	Holding company
6	Caret, LLC (formerly Innovative Solar Ventures I, LLC)	United States	100%	Operating company
7	Caret Decimal, LLC	United States	100%	Operating company
8	VIWR AU Pty Ltd (formerly VivoPower Pty Ltd)	Australia	100%	Holding company
9	Aevitas O Holdings Pty Ltd	Australia	100%	Holding company
10	Aevitas Group Limited	Australia	100%	Holding company
11	Aevitas Holdings Pty Ltd	Australia	100%	Holding company
12	Electrical Engineering Group Pty Limited	Australia	100%	Holding company
13	KESW EL Pty Ltd (formerly Kenshaw Electrical Pty Ltd)	Australia	100%	Operating company
14	Tembo Technologies Pty Ltd (formerly Tembo EV Australia Pty Ltd)	Australia	100%	Operating company
15	TemboDrive Pty Ltd	Australia	100%	Operating company
16	VivoPower Philippines Inc.	Philippines	64%	Dormant
17	VivoPower RE Solutions Inc.	Philippines	64%	Dormant
18	V.V.P. Holdings Inc	Philippines	40%	Dormant
19	Tembo e-LV B.V.	Netherlands	100%	Holding company
20	Tembo EV Pty Ltd	Australia	100%	Operating company
21	Tembo 4x4 e-LV B.V.	Netherlands	100%	Operating company
22	FD 4x4 Centre B.V.	Netherlands	100%	Operating company

The principal operating undertakings in which the Group’s interest at June 30, 2024 is 20% or more are as follows:

Subsidiary Undertakings	Percentage of shares held	Registered address
VivoPower International Services Limited	100%	28 Esplanade, St Helier, Jersey, JE2 3QA
VivoPower USA, LLC	100%
VivoPower US-NC-31, LLC	100%
VivoPower US-NC-47, LLC	100%	251 Little Falls Drive, Wilmington, DE,
VivoPower (USA) Development, LLC	100%	USA 19808
Caret, LLC (formerly Innovative Solar Ventures I, LLC)	100%
Caret Decimal, LLC	100%

VIWR AU Pty Ltd (formerly VivoPower Pty Ltd)	100%
Aevitas O Holdings Pty Ltd	100%
Aevitas Group Limited	100%
Aevitas Holdings Pty Ltd	100%	153 Walker St, North Sydney NSW, Australia 2060
Electrical Engineering Group Pty Limited	100%
Kenshaw Solar Pty Ltd (formerly J.A. Martin Electrical Pty Limited)	100%
KESW EL Pty Ltd (formerly Kenshaw Electrical Pty Limited)*	100%
Tembo Technologies Pty Ltd (formerly Tembo EV Australia Pty Ltd)	100%
Tembo EV Pty Ltd	100%	Level 11, 153 Walker Street, North Sydney NSW, 2060 Australia
TemboDrive Pty Ltd	100%

VivoPower Philippines Inc.	64%	Unit 10A, Net Lima Building, 5th Avenue cor. 26th Street,
VivoPower RE Solutions Inc.	64%	E-Square Zone, Crescent Park West, Bonifacio Global City,
V.V.P. Holdings Inc.**	40%	Taguig, Metro Manila

Tembo e-LV B.V.	100%
Tembo 4x4 e-LV B.V.	100%	Marinus van Meelweg 20, 5657 EN, Eindhoven, NL
FD 4x4 Centre B.V.	100%

*	These entities were subsidiaries of the Company as of June 30, 2024 but were subsequently sold and are no longer subsidiaries of the Company as of the date of this report

**	V.V.P. Holdings Inc. is controlled by VivoPower Pty Ltd, notwithstanding only owning 40% of the ordinary share capital.